INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Loss before income taxes	$ (63,925)	$ (23,354)	$ (75,933)
Income tax computed at applicable tax rates (25%)	(10,548)	(5,839)	(18,983)
Effect of different tax rates in different jurisdictions	(858)	323	162
Non-deductible expenses	5,481	3,940	17,524
Change in valuation allowance	6,188	1,812	1,522
Effect of EIT reversal for previous years	(359)	(22)
Research and development super-deduction	(263)	(235)	(198)
Others		(9)	(1,110)
Income tax expense (benefit)	$ (359)	$ (30)	$ (1,083)